Note 8 - Employee Benefit Plans (Details) - Reconciliation Of Level 3 Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Hecla [Member]
Note 8 - Employee Benefit Plans (Details) - Reconciliation Of Level 3 Assets [Line Items]
Balance	$ 13,300	$ 12,508
Net unrealized gains on assets held at the reporting date	838	391
Purchases	2,724	401
Balance	16,862	13,300
Lucky Friday [Member]
Note 8 - Employee Benefit Plans (Details) - Reconciliation Of Level 3 Assets [Line Items]
Balance	3,566	3,356
Net unrealized gains on assets held at the reporting date	187	104
Purchases	738	106
Balance	$ 4,491	$ 3,566